Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000065113
Average Annual Return [Line Items]
Average Annual Return, Percent	4.41%	(2.17%)		1.02%
Without Sales Load [Member] | C000065111
Average Annual Return [Line Items]
Average Annual Return, Percent	7.16%	7.26%		6.01%
Without Sales Load [Member] | C000112018
Average Annual Return [Line Items]
Average Annual Return, Percent	6.50%	6.37%		4.78%
Without Sales Load [Member] | C000012974
Average Annual Return [Line Items]
Average Annual Return, Percent	13.35%	13.41%		11.86%
Without Sales Load [Member] | C000188907
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%	13.68%	14.23%
Without Sales Load [Member] | C000065110
Average Annual Return [Line Items]
Average Annual Return, Percent	3.34%	9.57%		7.49%
Without Sales Load [Member] | C000188908
Average Annual Return [Line Items]
Average Annual Return, Percent	3.54%	9.80%	8.91%
Without Sales Load [Member] | C000065112
Average Annual Return [Line Items]
Average Annual Return, Percent	4.91%	1.13%		1.52%
Without Sales Load [Member] | C000153268
Average Annual Return [Line Items]
Average Annual Return, Percent	3.84%	1.00%		1.59%
Without Sales Load [Member] | C000153267
Average Annual Return [Line Items]
Average Annual Return, Percent	6.57%	8.68%		7.94%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%	(1.35%)		0.94%
Bloomberg Developed Markets Large & Mid Cap Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	14.20%	13.31%		10.44%
Bloomberg Developed Markets Large & Mid Cap Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	14.20%	13.31%		10.44%
Bloomberg US Large Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.18%	15.84%		12.95%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	15.94%	13.61%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%	0.95%		0.47%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%	0.95%	0.59%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%	(1.35%)		0.94%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%	(1.35%)		0.94%
Bloomberg World Large & Mid Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.04%	12.26%		9.67%
Bloomberg Global Equity/Fixed Income 60/40 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.42%	8.15%		6.80%
Dow Jones Moderate US Portfolio Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.82%	7.09%		5.92%
Bloomberg Global Equity/Fixed Income 50/50 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.71%	6.55%		5.85%
S&P Global 1200 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.92%	14.60%		10.45%
Bloomberg 1000 Growth Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.02%	16.02%		14.69%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	15.94%		12.86%
Bloomberg 1000 Growth Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.02%	16.02%	15.94%
Bloomberg US Large Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.18%	15.84%	13.82%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.92%	11.98%		6.49%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.92%	11.98%	7.19%
Bloomberg US Aggregate 1-3 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%	1.47%		1.76%
FTSE World BIG Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.86%	(1.61%)		0.87%
S&P Global 1200 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.92%	14.60%		10.45%